TRADE RECEIVABLES (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure In Tabular Form Of Movement In Loss Allowances Of Credit Impaired Debtors [Line Items]
Balance at 1 January	$ (684)
Balance at 31 December	(660)	$ (684)
Expected credit losses individually assessed [member] | Credit impaired debtors including the debtor whose invoice is in dispute [member]
Disclosure In Tabular Form Of Movement In Loss Allowances Of Credit Impaired Debtors [Line Items]
Balance at 1 January	(684)	0
Net remeasurement of loss allowance	(16)	(681)
Amount written off	7	0
Effect of foreign exchange differences	1	(3)
Balance at 31 December	$ (660)	$ (684)